CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows (Used In) Provided By: Operating Activities
Net loss for the year	$ (1,205,039)	$ (2,119,472)	$ (2,646,828)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	15,074	14,954	43,620
Share-based compensation	147,622	45,840	9,452
Accrued interest receivable		(3,879)
Inventory obsolescence	26,699	126,315
Changes in operating assets and liabilities:
Receivables	46,710	(36,478)	(29,699)
Loans receivable	16,026	(97,672)
Prepaid expenses	(13,356)	(23,681)	(1,271)
Inventory	(13,014)	115,899	113,615
Due to related parties	322,985	1,810,188	2,455,953
Accrued dividends payable	101,398	202,795	202,794
Accounts payable and accrued liabilities	101,962	(19,168)	(49,589)
Net cash (used in) provided by operating activities	(452,933)	(110,674)	98,047
Investing Activities
Cash paid to acquire business	(27,850)
Purchase of equipment	(7,425)	(1,334)
Net cash used in investing activities	(35,275)	(1,334)
Financing Activity
Proceeds from loans payable to related parties	419,050
Net cash provided by financing activity	419,050
Net (Decrease) Increase In Cash	(69,158)	(112,008)	98,047
Cash, Beginning Of Year	129,319	241,327	143,280
Cash, End Of Year	$ 60,161	$ 129,319	$ 241,327